Common Stock - Schedule of Reserved Shares of Common Stock (Details) - shares	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Reserved Shares of Common Stock [Abstract]
Common stock warrants	25,670,265	31,670,265	27,637,266
Employee stock purchase plan	2,628,996	2,628,996	2,628,996
Stock options and RSUs, issued and outstanding	9,490,800	11,979,368	11,774,743
Stock options and RSUs, authorized for future issuance	4,929,200	2,577,895	3,850,462
SAFE Agreement	2,750,000	2,750,000
Forward purchase agreements	6,720,000	6,720,000
Convertible notes	58,579,636	58,579,636
Total shares reserved	110,768,897	116,906,160	45,891,467